Operating Costs, Expenses and Other Revenue - Schedule of Other revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gains arising from the sale of PP&E (note 33a)	R$ 43
Gain on financial instruments – Swap	147
Bargain purchase				5
Adjustment to fair value of the previous shareholding interest		[1]	9
Periodic Tariff Review, net	1,521	[2]
Total	3,195		327	57
C E M I G Sim [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Bargain purchase	14	[3]		5
Alianca Geracao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap	1,617
Baguari Energia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap			261
Retiro Baixo [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap			27
M E S A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap			30
Renova Energia S A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on financial instruments – Swap				R$ 52

[1]	This refers to the gain on adjustment to fair value of the previous shareholding interest recognized in the process of acquisition by Cemig SIM, in the 2023 fiscal year, of the remaining 51% of UFV Campo Lindo 1, UFV Campo Lindo 2 and UFV Olaria 1.
[2]	This amount is net of PIS/Pasep and Cofins taxes. The total added to Contractual Assets was R$1,676. For more details see Note 13.
[3]

This amount is made up of advantageous purchases arising from acquisitions made by Cemig SIM, of which R$10 refers to the acquisition of UFV Jequitibá II and R$4 refers to the acquisition of Jequitibá I. For more details see Note 14.